SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Supplemental Disclosure To Statements Of Cash Flows Tables
Supplemental Disclosure of Statements to Cash Flows

The following are supplemental disclosures to the statements of cash flows for the six months ended April 30, 2013 and 2012:

	2013	2012
Cash paid during the period for:
Interest	$517,755	$625,059
Income taxes	$17,900	$5,300

Non cash operating activities:

Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$220,887	$0

Reclassification of assets from land held for investment to long-lived assets held for sale	$248,922	$0

Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	$0	$388,526

Reclassification of assets from land and land development costs to long-lived assets held for sale	$957,625	$0

Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	($515,631)	$0

Reclassification to deferred income due to abandonment of sewer line	$515,631	$0

Supplemental disclosures of cash flow information:

	10/31/12	10/31/11	10/31/10
Cash:
Interest paid	$1,155,460	$1,713,780	$1,677,388
Income taxes paid	$75,840	$36,591	$209,727

Non cash:
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net	$0	$0	$460,966
Reclassification of assets from land held for investment to land and land development costs	$0	$0	$127,808
Reclassification of assets from land and land development costs to long-lived assets held for sale	$263,718	$675,490	$1,475,283
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$262,839	$0	$0